Recent Accounting Pronouncements Affecting The Company	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Recent Accounting Pronouncements Affecting The Company

The following are recent FASB accounting pronouncements which may have an impact on the Company's future consolidated financial statements.

•	"Intangibles - Goodwill and Other (Topic-350): Testing Indefinite-Lived Intangible Assets for Impairment": ("ASU 2012-02") was issued during July 2012. FASB issued guidance on how to determine whether goodwill amounts on the balance sheet have been impaired. The guidance is effective for annual periods beginning after September 15, 2012 and interim periods within those years.
•	"Balance Sheet (Topic-210): Disclosures about Offsetting Assets and Liabilities": ("ASU 2011-11") was issued during December 2011. FASB issued guidance on how to determine whether it is appropriate to offset or net certain assets and liabilities on the balance sheet and the additional disclosure that this entails. The guidance is effective annual periods beginning on or after January 1, 2013.

The adoption of the Topic-350 is not expected to have a material impact on the Company's consolidated financial statements.  The Company is currently evaluating the impact of Topic 210 on their consolidated financial statements.